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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                         PROSPECTUSES DATED MAY 1, 2009

This supplement describes changes to the prospectuses for Class A and B variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

FIRST METLIFE INVESTORS DESCRIPTION

In the "OTHER INFORMATION" section of the prospectuses, under the "First MetLife Investors" heading, delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 709-2811
Irvine, CA 92614

                                                                   SUPP-NYAB0609

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                  FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                        SUPPLEMENT DATED JUNE 29, 2009
                                      TO
                      STATEMENTS OF ADDITIONAL INFORMATION
                       DATED MAY 1, 2009 AND MAY 4, 2009

This supplement modifies information in the Statements of Additional Information ("SAIs") dated May 1, 2009 and May 4, 2009 for variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," and "our"). This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at
(800) 343-8496 to request a free copy.

FIRST METLIFE INVESTORS DESCRIPTION

In the "COMPANY" section of the SAI, delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                            Telephone: (800) 343-8496
 Irvine, CA 92614



                                                               SUPP-SAINYIM0609